Investment in Mortgage Loans on Real Estate (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Mortgage Loans on Real Estate [Line Items]
Commercial	$ 6,200,697	$ 6,129,542
Residential	578	1,042
Valuation allowances	(66,750)	(85,250)
Total mortgage loans on real estate	$ 6,134,525	$ 6,045,334